General and Administrative Expenses - Schedule of General and Administrative Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
General and Administrative Expenses [Abstract]
Professional services	$ 871	$ 686
Share base compensation	224	28
Insurance	37	41
Rent and office maintenance	78	69
Levies and tolls	8	12
Depreciation	7	18
Promotions	22	3
Other expenses	34	48
General and administrative expenses, total	$ 1,281	$ 905